Document and Entity Information	Aug. 10, 2023
Cover [Abstract]
Entity Registrant Name	CORVEL CORP
Amendment Flag	false
Entity Central Index Key	0000874866
Document Type	8-K
Document Period End Date	Aug. 10, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-19291
Entity Tax Identification Number	33-0282651
Entity Address, Address Line One	5128 Apache Plume Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76109
City Area Code	(949)
Local Phone Number	851-1473
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	CRVL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false